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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585

                          Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through June 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.

                                     PIONEER
                             -----------------------
                                    RESEARCH
                                      FUND*

                                   Semiannual
                                     Report

                                     6/30/04

                                 [LOGO] PIONEER
                                        Investments(R)


  *Formerly Pioneer Core Equity Fund. Name change effective December 11, 2003.

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1
Portfolio Summary                                                              2
Performance Update                                                             3
Portfolio Management Discussion                                                6
Schedule of Investments                                                        9
Financial Statements                                                          17
Notes to Financial Statements                                                 24
Trustees, Officers and Service Providers                                      30
The Pioneer Family of Funds                                                   31
Retirement Plans from Pioneer                                                 32
Programs and Services for Pioneer Shareholders                                34

Pioneer Research Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. equity markets traced a jagged course through the first half of the year, ending on June 30 only slightly ahead of where they started. Mid-sized and small-cap indices scored modest gains, while indicators that track large-cap stocks showed even smaller changes. For bond investors, Treasury issues wound up the period with higher yields and lower prices than at year-end. The same was true of corporate issues, whose prices gave ground in the face of rising interest rates, while high-yield bonds, outstanding performers over recent quarters, also cooled off.

Although the economic expansion continued to move ahead, investors were preoccupied with factors that might have undesirable impacts on the economy and the markets. For one thing, the threat of terrorism is never far from our minds. For another, the jump in oil prices, attributed to turmoil in the Mideast and vast demand from China and other developing nations, was a major factor. The cost of gas or oil for heating our homes, and gasoline for our cars is a critical component in household budgets. Industry, too, requires energy, and in many cases petroleum is an essential raw material.

The "jobless" recovery became a job-generating machine for a few months, followed by a brief slump and a partial rebound. But strong boosts in employment quickly triggered fears of economic overheating; too much demand for goods and services, the reasons for aggressive corporate hiring, might trigger inflation. That would lead to higher interest rates that could choke off the recovery by causing consumers and businesses to hold back on outlays. In fact, on June 30, the Federal Reserve Board raised short-term interest rates by one-quarter percentage point, the first hike in four years.

While there may be further increases, they probably will be gradual; the Federal Reserve Board would like to keep the expansion intact while keeping inflation at bay. And even after the Fed's June move, short-term rates remain near the lowest levels many of us have seen. U.S. businesses, which have done massive amounts of cost-cutting in recent years, can readily accommodate somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

More growth choices from Pioneer

The possibility of higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains that and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

U.S. Common Stocks                              94.0%
Depositary Receipts for International Stocks     3.1%
Temporary Cash Investments                       2.6%
International Common Stocks                      0.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

Financials                                      20.9%
Information Technology                          18.5%
Health Care                                     12.9%
Consumer Discretionary                          11.8%
Industrials                                     10.8%
Consumer Staples                                 9.8%
Energy                                           4.9%
Materials                                        4.3%
Telecommunication Services                       3.4%
Utilities                                        2.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


1.    Exxon Mobil Corp.        4.09%       6.    Target Corp.               2.94%
2.    Microsoft Corp.          3.86        7.    Altria Group, Inc.         2.89
3.    Bank of America Corp.    3.83        8.    Citigroup, Inc.            2.64
4.    Freddie Mac              3.52        9.    Merck & Co., Inc.          2.63
5.    Intel Corp.              2.94       10.    Tyco International Ltd.    2.40

This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04      12/31/03
                          $8.54        $8.30

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2004)

                          Net Asset    Public Offering
Period                      Value          Price*
Life-of-Class
(11/18/99)                 -3.36%          -4.59%
1 Year                     17.15           10.48


* Reflects the deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

Date                Pioneer Research      Standard & Poor's
                    Fund*                 500 Index
11/99               $9,425                $10,000
 6/99               $9,943                $10,589
 6/00               $9,416                 $9,627
                    $8,115                 $8,486
 6/02               $6,277                 $6,611
                    $7,823                 $8,506
 6/04               $8,049                 $8,799

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower. Expense limitation for the Fund's Class A shares applies proportionately to Class B and Class C Shares.

The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04      12/31/03
                          $8.23        $8.03

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2004)
                            If          If
Period                     Held      Redeemed*
Life-of-Class
(11/18/99)                -4.13%       -4.55%
1 Year                    16.24        12.24


* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

Date                Pioneer Research      Standard & Poor's
                    Fund*                 500 Index
11/99               $10,000               $10,000
 6/99               $10,520               $10,589
 6/00                $9,890                $9,627
                     $8,450                $8,486
 6/02                $6,500                $6,611
                     $8,030                $8,506
 6/04                $8,065                $8,799

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower. Expense limitation for the Fund's Class A shares applies proportionately to Class B and Class C Shares.

The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04      12/31/03
                          $8.27        $8.07

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2004)
                                        If
Period                   If Held      Redeemed*
Life-of-Class
(11/19/99)                -4.03%       -4.03%
1 Year                    16.15        16.15


* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]


Value of $10,000 Investment

Date                Pioneer Research      Standard & Poor's
                    Fund*                 500 Index
11/99               $10,000               $10,000
 6/99               $10,540               $10,589
 6/00                $9,910                $9,627
                     $8,480                $8,486
 6/02                $6,530                $6,611
                     $8,070                $8,506
 6/04                $8,270                $8,799

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
The Fund's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower. Expense limitation for the Fund's Class A shares applies proportionately to Class B and Class C Shares.

The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
--------------------------------------------------------------------------------

In the following interview, John Sinclair and Greg Andrews, members of the Pioneer Research Fund team, discuss the factors that influenced performance for the six months ended June 30, 2004.

Q:  How did stocks perform during the past six months?

A: The U.S. stock market finished the first half of 2004 with a modest gain. The year began on a strong note, as the same factors that helped propel stock prices in 2003 - namely, strong global growth and improving corporate earnings - remained firmly in place. The backdrop for stocks started to deteriorate mid-way through the period, however, as investors began to anticipate that the Federal Reserve would soon have to start raising interest rates to stave off inflation. In addition, investors were rattled by the resurgence of geopolitical concerns and a spike in oil prices above $40 a barrel. Despite those potential negatives, the market recovered in June on the strength of continued improvement in the outlook for corporate earnings. Almost all S&P 500 industry sectors delivered a positive return in the first half, with energy, industrials and consumer staples leading the way. Information technology and materials were the only sectors showing slight negative returns before dividends.

Q:  How did Pioneer Research Fund perform during the period?

A: Class A shares of the Fund produced a total return of 2.89% at net asset value for the six-month period ended June 30, 2004, compared to a return of 3.44% for its benchmark - the S&P 500 Index. Class B and Class C shares returned 2.49% and 2.48%, respectively, at net asset value. The Fund's Lipper large-cap core peers returned 2.03% over the same period.

Q:  Please discuss some of the key factors in the Fund's performance.

A: Our goal is to keep the Fund sector-neutral at all times, meaning that we hold its industry weightings roughly in line with those of the benchmark. As a result, the Fund's performance results will be determined solely by the quality of our individual stock selection.

    During the first half of the year, our stock picking added to performance within banks, insurance, pharmaceuticals and capital

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    goods. Within banks, Charter One Financial was up 30% on a takeover bid by the Royal Bank of Scotland. Safeco, an insurer that announced strong first quarter results and a significant improvement in its property and casualty division, rose 14%. In pharmaceuticals, Sepracor boosted Fund performance as the stock was up over 120%. Within capitals goods, Tyco was another top contributor to the Fund, up 25% for the first half of the year.

    On the negative side, performance was hurt by our stock selection in the energy, tech hardware and telecommunications services sectors. Energy was the top-performing sector in the market, but our holdings under-performed. Before the end of the first half, we redeployed our energy holdings into Exxon Mobil. Notable detractors within technology were Sandisk and Seagate, while Nokia was a laggard in telecommunications services. Not owning the best-performing stock in the sector, AT&T Wireless, hurt Fund performance versus the benchmark.

Q: Please discuss some stocks held by the Fund that help illustrate your investment process.

A: In managing the Fund, we look for undervalued stocks that we believe will outperform their industry peers.

    A good example of this strategy is J.C. Penney. We believed the stock to be significantly undervalued in 2003, particularly when its new initiatives to boost sales were taken into account. Its stock price rose by 40% from our initial purchase. That was a prime example of how the ability to recognize value before the rest of the market, can pay off.

    Another example is Sepracor, which rose significantly from the beginning of the year. We bought the stock in 2003 ahead of the FDA approval of its Estorra drug, prescribed for sleeping disorders. Our analysis led us to believe the drug's approval was likely.

    An investment that did not perform as well for the Fund was Sandisk. The stock has struggled due to investor concerns that the company's profit margins have come under pressure. However, both revenues and earnings are rising sharply and the company is inexpensively valued. We continue to hold on to the Fund's

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                            (continued)
--------------------------------------------------------------------------------

    position in Sandisk, believing that it has substantial upside potential from its current level.

Q:  What is your outlook for the market in the second half of the year?

A: Since our emphasis is exclusively on finding opportunities in individual stocks, we do not attempt to forecast which direction the market will move next. Instead, we will continue to look for undervalued stocks that we believe will outperform their industry peers.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                    Value
             COMMON STOCKS - 99.9%
             Energy - 4.9%
             Integrated Oil & Gas - 4.9%
 1,974       ConocoPhillips                                         $   150,596
17,186       Exxon Mobil Corp.                                          763,230
                                                                    -----------
                                                                    $   913,826
                                                                    -----------
             Total Energy                                           $   913,826
                                                                    -----------
             Materials - 4.4%
             Commodity Chemicals - 0.7%
 3,143       Praxair, Inc.                                          $   125,437
                                                                    -----------
             Diversified Chemical - 0.5%
 1,590       PPG Industries, Inc.                                   $    99,359
                                                                    -----------
             Diversified Metals & Mining - 1.1%
 3,157       Freeport-McMoRan Copper & Gold, Inc. (Class B)         $   104,655
 1,428       Phelps Dodge Corp.*                                        110,683
                                                                    -----------
                                                                    $   215,338
                                                                    -----------
             Metal & Glass Containers - 0.4%
 1,126       Ball Corp.                                             $    81,128
                                                                    -----------
             Paper Products - 1.3%
 8,719       Flowserve Corp.*                                       $   217,452
                                                                    -----------
             Specialty Chemicals - 0.4%
 1,450       Valspar Corp.                                          $    73,066
                                                                    -----------
             Total Materials                                        $   811,780
                                                                    -----------
             Capital Goods - 7.2%
             Aerospace & Defense - 0.8%
 2,906       Northrop Grumman Corp.                                 $   156,052
                                                                    -----------
             Industrial Conglomerates - 6.4%
 7,717       American Standard Companies, Inc.*                     $   311,072
 1,656       ITT Industries, Inc.                                       137,448
   621       Johnson Controls, Inc.                                      33,149
13,546       Tyco International, Ltd.                                   448,914
 2,848       United Technologies Corp.                                  260,535
                                                                    -----------
                                                                    $ 1,191,118
                                                                    -----------
             Total Capital Goods                                    $ 1,347,170
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                                    Value
             Commercial Services & Supplies - 0.9%
             Employment Services - 0.9%
 4,549       Corinthian Colleges, Inc.*                             $   112,542
 1,261       Manpower, Inc.                                              64,021
                                                                    -----------
                                                                    $   176,563
                                                                    -----------
             Total Commercial Services & Supplies                   $   176,563
                                                                    -----------
             Transportation - 2.6%
             Airlines - 0.7%
 7,342       Southwest Airlines Co.                                 $   123,125
                                                                    -----------
             Railroads - 0.7%
 3,007       Canadian National Railway Co.                          $   131,075
                                                                    -----------
             Trucking - 1.2%
 3,069       United Parcel Service                                  $   230,697
                                                                    -----------
             Total Transportation                                   $   484,897
                                                                    -----------
             Automobiles & Components - 0.5%
             Auto Parts & Equipment - 0.5%
   620       Lear Corp.                                             $    36,573
   621       Magna International, Inc.                                   52,891
                                                                    -----------
                                                                    $    89,464
                                                                    -----------
             Total Automobiles & Components                         $    89,464
                                                                    -----------
             Hotels, Restaurants & Leisure - 0.4%
             Restaurants - 0.4%
 2,250       Tricon Global Restaurants, Inc.*                       $    83,745
                                                                    -----------
             Total Hotels, Restaurants & Leisure                    $    83,745
                                                                    -----------
             Media - 3.6%
             Broadcasting & Cable TV - 0.7%
 3,523       Clear Channel Communications, Inc.                     $   130,175
                                                                    -----------
             Movies & Entertainment - 2.5%
12,565       The Walt Disney Co.                                    $   320,282
 4,509       Viacom, Inc. (Class B)                                     161,061
                                                                    -----------
                                                                    $   481,343
                                                                    -----------
             Publishing - 0.4%
   827       Gannett Co.                                            $    70,171
                                                                    -----------
             Total Media                                            $   681,689
                                                                    -----------


10   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                    Value
             Retailing - 7.2%
             Apparel Retail - 1.1%
 4,014       Liz Claiborne, Inc.                                    $   144,424
   827       Nike, Inc.                                                  62,645
                                                                    -----------
                                                                    $   207,069
                                                                    -----------
             Department Stores - 1.9%
 5,161       J.C. Penney Co., Inc.                                  $   194,879
 3,973       Kohl's Corp.*                                              167,978
                                                                    -----------
                                                                    $   362,857
                                                                    -----------
             General Merchandise Stores - 4.2%
 7,516       Family Dollar Stores, Inc.                             $   228,637
12,905       Target Corp.                                               548,075
                                                                    -----------
                                                                    $   776,712
                                                                    -----------
             Total Retailing                                        $ 1,346,638
                                                                    -----------
             Food & Drug Retailing - 1.6%
             Drug Retail - 0.5%
 2,742       Walgreen Co.                                           $    99,288
                                                                    -----------
             Food Distributors - 1.1%
 2,779       Cardinal Health, Inc.                                  $   194,669
                                                                    -----------
             Total Food & Drug Retailing                            $   293,957
                                                                    -----------
             Food, Beverage & Tobacco - 6.7%
             Soft Drinks - 3.8%
 8,090       The Coca-Cola Co.                                      $   408,383
 5,591       PepsiCo, Inc.                                              301,243
                                                                    -----------
                                                                    $   709,626
                                                                    -----------
             Tobacco - 2.9%
10,792       Altria Group, Inc.                                     $   540,140
                                                                    -----------
             Total Food, Beverage & Tobacco                         $ 1,249,766
                                                                    -----------
             Household & Personal Products - 1.6%
             Household Products - 1.6%
 5,393       Clorox Co.                                             $   290,036
                                                                    -----------
             Total Household & Personal Products                    $   290,036
                                                                    -----------

  The accompanying notes are an integral part of these financial statements.  11

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                                    Value
             Health Care Equipment & Services - 7.3%
             Health Care Distributors - 4.3%
17,162       Bristol-Myers Squibb Co.                               $   420,469
10,560       Wyeth                                                      381,850
                                                                    -----------
                                                                    $   802,319
                                                                    -----------
             Health Care Equipment - 1.9%
 3,078       Guidant Corp.                                          $   171,999
 2,539       St. Jude Medical, Inc.*                                    192,075
                                                                    -----------
                                                                    $   364,074
                                                                    -----------
             Health Care Facilities - 0.5%
 2,239       HCA, Inc.                                              $    93,120
                                                                    -----------
             Managed Health Care - 0.6%
 1,243       Anthem, Inc.*                                          $   111,323
                                                                    -----------
             Total Health Care Equipment & Services                 $ 1,370,836
                                                                    -----------
             Pharmaceuticals & Biotechnology - 5.6%
             Biotechnology - 0.9%
 2,977       Amgen, Inc.*                                           $   162,455
                                                                    -----------
             Pharmaceuticals - 4.7%
10,349       Merck & Co., Inc.                                      $   491,578
11,591       Schering-Plough Corp.                                      214,202
 3,219       Sepracor, Inc.*                                            170,285
                                                                    -----------
                                                                    $   876,065
                                                                    -----------
             Total Pharmaceuticals & Biotechnology                  $ 1,038,520
                                                                    -----------
             Banks - 8.6%
             Diversified Banks - 4.8%
 8,451       Bank of America Corp.                                  $   715,124
 6,166       U.S. Bancorp                                               169,935
                                                                    -----------
                                                                    $   885,059
                                                                    -----------
             Regional Banks - 0.3%
   929       City National Corp.                                    $    61,035
                                                                    -----------
             Thrifts & Mortgage Finance - 3.5%
10,377       Freddie Mac                                            $   656,864
                                                                    -----------
             Total Banks                                            $ 1,602,958
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.
12

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                    Value
             Diversified Financials - 7.7%
             Asset Management & Custody Banks - 1.2%
 7,606       The Bank of New York Co., Inc.                         $   224,225
                                                                    -----------
             Consumer Finance - 2.2%
 3,487       American Express Co.                                   $   179,162
12,022       Providian Financial Corp.*                                 176,363
   111       White Mountains Insurance Group Ltd.                        56,610
                                                                    -----------
                                                                    $   412,135
                                                                    -----------
             Investment Banking & Brokerage - 1.6%
 3,298       Goldman Sachs Group, Inc.                              $   310,540
                                                                    -----------
             Diversified Financial Services - 2.6%
10,590       Citigroup, Inc.                                        $   492,435
                                                                    -----------
             Total Diversified Financials                           $ 1,439,335
                                                                    -----------
             Insurance - 4.4%
             Insurance Brokers - 0.3%
 1,650       Willis Group Holdings Ltd.                             $    61,793
                                                                    -----------
             Multi-Line Insurance - 2.3%
 3,625       American International Group, Inc.                     $   258,390
     1       Berkshire Hathaway, Inc.*                                   88,950
 1,275       Hartford Financial Services Group, Inc.*                    87,644
                                                                    -----------
                                                                    $   434,984
                                                                    -----------
             Property & Casualty Insurance - 1.8%
 1,340       ACE Ltd                                                $    56,655
    36       Berkshire Hathaway, Inc. (Class B)*                        106,380
 3,790       Safeco Corp.                                               166,760
                                                                    -----------
                                                                    $   329,795
                                                                    -----------
             Total Insurance                                        $   826,572
                                                                    -----------
             Real Estate - 0.2%
             Real Estate Investment Trust - 0.2%
   800       Simon DeBartolo Group, Inc.                            $    41,136
                                                                    -----------
             Total Real Estate                                      $    41,136
                                                                    -----------
             Software & Services - 6.5%
             Application Software - 4.5%
25,245       Microsoft Corp.                                        $   720,997
 5,107       Macrovision Corp.*                                         127,828
                                                                    -----------
                                                                    $   848,825
                                                                    -----------

 The accompanying notes are an integral part of these financial statements.   13

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
             Data Processing & Outsourced Services - 0.9%
 3,850       First Data Corp.                                        $   171,402
                                                                     -----------
             Home Entertainment Software - 0.5%
 2,791       Take-Two Interactive Software, Inc.*                    $    85,516
                                                                     -----------
             Internet Software & Services - 0.2%
 4,223       Ipass, Inc.*                                            $    44,722
                                                                     -----------
             IT Consulting & Other Services - 0.4%
 1,991       Anteon International Corp.*                             $    64,946
                                                                     -----------
             Total Software & Services                               $ 1,215,411
                                                                     -----------
             Technology Hardware & Equipment - 8.5%
             Communications Equipment - 1.9%
 4,265       Nokia Corp. (A.D.R.)                                    $    62,013
 2,659       Qualcomm, Inc.                                              194,054
 3,468       Utstarcom, Inc. (c)*                                        104,907
                                                                     -----------
                                                                     $   360,974
                                                                     -----------
             Computer Hardware - 3.8%
 1,103       Diebold, Inc.                                           $    58,316
 6,199       Dell, Inc.*                                                 222,048
20,484       Hewlett-Packard Co.                                         432,212
                                                                     -----------
                                                                     $   712,576
                                                                     -----------
             Computer Storage & Peripherals - 1.8%
15,737       Sandisk Corp. (c)*                                      $   341,336
                                                                     -----------
             Electronic Equipment & Instruments - 1.0%
 3,061       W.W. Grainger, Inc.                                     $   176,008
                                                                     -----------
             Total Technology Hardware & Equipment                   $ 1,590,894
                                                                     -----------
             Semiconductors - 3.5%
 7,074       Cypress Semiconductor Corp. (c)*                        $   100,380
19,909       Intel Corp.                                                 549,488
                                                                     -----------
                                                                     $   649,868
                                                                     -----------
             Total Semiconductors                                    $   649,868
                                                                     -----------


14   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
             Telecommunication Services - 3.4%
             Integrated Telecommunication Services - 1.8%
  2,230      Alltel Corp.                                           $   112,883
  8,577      BellSouth Corp.                                            224,889
                                                                    -----------
                                                                    $   337,772
                                                                    -----------
             Wireless Telecommunication Services - 1.6%
 13,580      Vodafone Group Plc (A.D.R.)                            $   300,118
                                                                    -----------
             Total Telecommunication Services                       $   637,890
                                                                    -----------
             Utilities - 2.6%
             Electric Utilities - 2.1%
  6,462      Exelon Corp.                                           $   215,120
  6,465      PG&E Corp.*                                                180,632
                                                                    -----------
                                                                    $   395,752
                                                                    -----------
             Gas Utilities - 0.5%
  2,412      Questar Corp.                                          $    93,200
                                                                    -----------
             Total Utilities                                        $   488,952
                                                                    -----------
             TOTAL COMMON STOCKS
             (Cost $17,925,400)                                     $18,671,903
                                                                    -----------
             TEMPORARY CASH INVESTMENTS - 2.7%
             Security Lending Collateral - 2.7%
502,296      Securities Lending Investment Fund, 1.29%              $   502,296
                                                                    -----------
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost $502,296)                                        $   502,296
                                                                    -----------
             TOTAL INVESTMENT IN SECURITIES - 102.6%
             (Cost $18,427,696)(a)(b)                               $19,174,199
                                                                    -----------
             OTHER ASSETS AND LIABILITIES - (2.6)%                  $  (480,652)
                                                                    -----------
             TOTAL NET ASSETS - 100.0%                              $18,693,547
                                                                    ===========

*        Non-income producing security.
(A.D.R.) American Depositary Receipt

  The accompanying notes are an integral part of these financial statements.  15

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

(a) At June 30, 2004 the net unrealized gain on investments based on cost for federal income tax purposes of $18,589,163 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                             $1,133,457

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                               (548,421)
                                                                               ----------
         Net unrealized gain                                                   $  585,036
                                                                               ==========
(b)      At December 31, 2003, the Fund had a net capital loss carryforward of $7,647,417 of which the following amounts will expire between
         2008 and 2011, if not utilized.
         $612,173 in 2008
         $4,134,369 in 2009
         $2,495,119 in 2010
         $405,756 in 2011
(c)      At June 30, 2004, the following securities were out on loan:

                                                                                  Market
         Shares                           Description                             Value
         ------                           -----------                             ------
         6,720                  Cypress Semiconductor Corp.*                    $ 95,357
         12,872                 Sandisk Corp.*                                   279,194
         3,295                  Utstarcom, Inc.*                                  99,674
                                                                                --------
                                Total                                            474,225
                                                                                 =======

         Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2004 aggregated $12,603,637 and $13,932,198, respectively.


16   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities at value (including securities loaned
   of $474,225) (cost $18,427,696)                                  $19,174,199
  Cash                                                                   76,333
  Receivables -
   Investment securities sold                                            38,435
   Fund shares sold                                                      33,960
   Dividends, interest and foreign taxes withheld                        26,397
   Due from Pioneer Investment Management, Inc.                           4,415
  Other                                                                     495
                                                                    ------------
     Total assets                                                   $19,354,234
                                                                    ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                  $   105,000
   Fund shares repurchased                                               16,046
   Upon return of securities loaned                                     502,296
  Due to affiliates                                                      17,815
  Accrued expenses                                                       19,530
                                                                    ------------
     Total liabilities                                              $   660,687
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $24,606,675
  Accumulated net investment loss                                        (3,520)
  Accumulated net realized loss on investments and
   futures contracts                                                 (6,656,111)
  Net unrealized gain on investments                                    746,503
                                                                    ------------
     Total net assets                                               $18,693,547
                                                                    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $7,925,532/928,518 shares)                      $      8.54
                                                                    ===========
  Class B (based on $7,188,435/873,772 shares)                      $      8.23
                                                                    ===========
  Class C (based on $3,579,580/432,801 shares)                      $      8.27
                                                                    ===========
MAXIMUM OFFERING PRICE:
  Class A ($8.54 [divided by] 94.25%)                               $      9.06
                                                                    ===========
  Class C ($8.27 [divided by] 99.00%)                               $      8.35
                                                                    ===========


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,276)       $  150,398
  Income from securities loaned, net                               649
                                                            ----------
     Total investment income                                               $  151,047
                                                                           ----------
EXPENSES:
  Management fees                                           $   72,247
  Transfer agent fees
   Class A                                                       8,294
   Class B                                                       9,110
   Class C                                                       4,026
  Distribution fees
   Class A                                                      10,096
   Class B                                                      36,976
   Class C                                                      18,972
  Administrative fees                                            9,250
  Custodian fees                                                 7,738
  Registration fees                                             25,316
  Professional fees                                             12,832
  Printing                                                       5,726
  Fees and expenses of nonaffiliated trustees                    2,534
  Miscellaneous                                                  2,893
                                                            ----------
     Total expenses                                                        $  226,010
                                                                           ----------
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                      (71,295)
     Less fees paid indirectly                                                   (148)
                                                                           ----------
     Net expenses                                                          $  154,567
                                                                           ----------
       Net investment loss                                                 $   (3,520)
                                                                           ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS:
  Net realized gain on:
   Investments                                              $1,148,958
   Futures contracts                                             3,815     $1,152,773
                                                            ----------     ----------
  Change in net unrealized gain (loss) on investments       $ (643,774)    $ (643,774)
                                                            ----------     ----------
  Net gain on investments and futures contracts                            $  508,999
                                                                           ----------
  Net increase in net assets resulting from operations                     $  505,479
                                                                           ==========

18   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03, respectively

                                                            Six Months
                                                               Ended
                                                              6/30/04           Year Ended
                                                            (unaudited)          12/31/03
FROM OPERATIONS:
Net investment loss                                        $    (3,520)       $   (44,542)
Net realized gain (loss) on investments and futures
  contracts                                                  1,152,773            (28,009)
Change in net unrealized gain (loss) on investments           (643,774)         3,976,005
                                                           -----------        -----------
   Net increase in net assets resulting from
     operations                                            $   505,479        $ 3,903,454
                                                           -----------        -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $   887,547        $ 4,022,445
Cost of shares repurchased                                  (2,464,245)        (5,222,154)
                                                           -----------        -----------
   Net decrease in net assets resulting from fund
     share transactions                                    $(1,576,698)       $(1,199,709)
                                                           -----------        -----------
   Net increase (decrease) in net assets                   $(1,071,219)       $ 2,703,745
NET ASSETS:
Beginning of period                                        $19,764,766        $17,061,021
                                                           -----------        -----------
End of period (including accumulated net investment
  loss of ($3,520) and $0, respectively)                   $18,693,547        $19,764,766
                                                           ===========        ===========



  The accompanying notes are an integral part of these financial statements. 19

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03, respectively

                              '04 Shares      '04 Amount
                             (unaudited)     (unaudited)     '03 Shares    '03 Amount
CLASS A
Shares sold                      49,040       $ 414,980        185,245     $1,330,226
Less shares repurchased        (114,012)       (958,348)      (194,674)    (1,396,423)
                               --------       ---------       --------     ----------
   Net decrease                 (64,972)      $(543,368)        (9,429)    $  (66,197)
                               ========       =========       ========     ==========
CLASS B
Shares sold                      27,638       $ 223,928        144,651     $1,063,122
Less shares repurchased         (91,833)       (752,250)      (224,759)    (1,596,585)
                               --------       ---------       --------     ----------
   Net decrease                 (64,195)      $(528,322)       (80,108)    $ (533,463)
                               ========       =========       ========     ==========
CLASS C
Shares sold                      30,330       $ 248,639        231,963     $1,629,097
Less shares repurchased         (91,727)       (753,647)      (315,126)    (2,229,146)
                               --------       ---------       --------     ----------
   Net decrease                 (61,397)      $(505,008)       (83,163)    $ (600,049)
                               ========       =========       ========     ==========

20   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                             Ended
                                                            6/30/04    Year Ended   Year Ended   Year Ended  Year Ended  11/18/99 to
                                                          (unaudited)  12/31/03(a)   12/31/02     12/31/01    12/31/00     12/31/99
CLASS A
Net asset value, beginning of period                       $ 8.30       $ 6.66        $  8.61     $  9.99     $ 10.55     $10.00
                                                           ------       ------        -------     -------     -------     ------
Increase (decrease) from investment operations:
 Net investment income (loss)                              $ 0.02       $ 0.02        $ (0.02)    $ (0.04)    $ (0.03)    $(0.00)(b)
 Net realized and unrealized gain (loss) on investments
  and futures contracts                                      0.22         1.62          (1.93)      (1.34)      (0.53)      0.55
                                                           ------       ------        -------     -------     -------     ------
Net increase (decrease) in net asset value                 $ 0.24       $ 1.64        $ (1.95)    $ (1.38)    $ (0.56)    $ 0.55
                                                           ------       ------        -------     -------     -------     ------
Net asset value, end of period                             $ 8.54       $ 8.30        $  6.66     $  8.61     $  9.99     $10.55
                                                           ======       ======        =======     =======     =======     ======
Total return*                                                2.89%       24.62%        (22.65)%    (13.81)%     (5.31)%     5.50%
Ratio of net expenses to average net assets+                 1.15%**      1.40%          1.75%       1.75%       1.70%      1.75%**
Ratio of net investment income (loss) to average net
  assets+                                                    0.42%**      0.21%         (0.28)%     (0.43)%     (0.46)%    (0.55)%**
Portfolio turnover rate                                       132%**        74%             6%         24%         33%         0%
Net assets, end of period (in thousands)                   $7,926       $8,244        $ 6,680     $ 9,491     $10,768     $2,384
Ratios with no waivers of management fees and assumption
 of expenses by PIM and no reduction for fees paid
 indirectly:
 Net expenses                                                1.89%**      1.96%          2.08%       1.88%       2.08%      8.74%**
 Net investment loss                                        (0.32)%**    (0.35)%        (0.61)%     (0.56)%     (0.84)%    (7.54)%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                1.15%**      1.40%          1.75%       1.75%       1.66%      1.75%**
 Net investment income (loss)                                0.42%**      0.21%         (0.28)%     (0.43)%     (0.42)%    (0.55)%**


(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

 The accompanying notes are an integral part of these financial statements.  21

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                             Ended
                                                            6/30/04    Year Ended   Year Ended   Year Ended  Year Ended  11/18/99 to
                                                          (unaudited)  12/31/03(a)   12/31/02     12/31/01    12/31/00     12/31/99
CLASS B
Net asset value, beginning of period                       $ 8.03       $ 6.50        $  8.45    $  9.89     $ 10.52      $10.00
                                                           ------       ------        -------    -------     -------      ------
Increase (decrease) from investment operations:
 Net investment loss                                       $(0.01)      $(0.04)       $ (0.07)   $ (0.10)    $ (0.09)     $(0.01)
 Net realized and unrealized gain (loss) on investments
  and futures contracts                                      0.21         1.57          (1.88)     (1.34)      (0.54)       0.53
                                                           ------       ------        -------    -------     -------      ------
Net increase (decrease) in net asset value                 $ 0.20       $ 1.53        $ (1.95)   $ (1.44)    $ (0.63)     $ 0.52
                                                           ------       ------        -------    -------     -------      ------
Net asset value, end of period                             $ 8.23       $ 8.03        $  6.50    $  8.45     $  9.89      $10.52
                                                           ======       ======        =======    =======     =======      ======
Total return*                                                2.49%       23.54%        (23.08)%   (14.56)%     (5.99)%      5.20%
Ratio of net expenses to average net assets+                 1.94%**      2.20%          2.45%      2.53%       2.47%       2.60%**
Ratio of net investment loss to average net assets+         (0.37)%**    (0.59)%        (0.97)%    (1.21)%     (1.23)%     (1.42)%**
Portfolio turnover rate                                       132%**        74%             6%        24%         33%          0%
Net assets, end of period (in thousands)                   $7,188       $7,532        $ 6,613    $ 9,732     $10,466      $2,238
Ratios with no waivers of management fees and assumption
 of expenses by PIM and no reduction for fees paid
 indirectly:                                                                             2.78%      2.66%       2.86%       8.41%**
 Net expenses                                                2.69%**      2.76%         (1.30)%    (1.34)%     (1.62)%     (7.23)%**
 Net investment loss                                        (1.12)%**    (1.15)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:                                 2.45%      2.51%       2.43%       2.60%**
 Net expenses                                                1.94%**      2.20%         (0.97)%    (1.19)%     (1.19)%     (1.42)%**
 Net investment loss                                        (0.37)%**    (0.59)%

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

22   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                             Ended
                                                            6/30/04    Year Ended   Year Ended   Year Ended  Year Ended  11/18/99 to
                                                          (unaudited)  12/31/03(a)   12/31/02     12/31/01    12/31/00     12/31/99
CLASS C
Net asset value, beginning of period                       $ 8.07       $  6.53       $  8.48      $  9.91    $10.54      $10.00
                                                           ------       -------       -------      -------    ------      ------
Increase (decrease) from investment operations:
 Net investment loss                                       $(0.02)      $ (0.04)      $ (0.07)     $ (0.11)   $(0.08)     $(0.01)
 Net realized and unrealized gain (loss) on
  investments and futures contracts                          0.22          1.58         (1.88)       (1.32)    (0.55)       0.55
                                                           ------       -------       -------      -------    ------      ------
Net increase (decrease) in net asset value                 $ 0.20       $  1.54       $ (1.95)     $ (1.43)   $(0.63)     $ 0.54
                                                           ------       -------       -------      -------    ------      ------
Net asset value, end of period                             $ 8.27       $  8.07       $  6.53      $  8.48    $ 9.91      $10.54
                                                           ======       =======       =======      =======    ======      ======
Total return*                                                2.48%        23.58%       (23.00)%     (14.43)%   (5.98)%      5.40%
Ratio of net expenses to average net assets+                 1.91%**       2.14%         2.35%        2.45%     2.40%       2.25%**
Ratio of net investment loss to average net assets+         (0.35)%**     (0.53)%       (0.88)%      (1.12)%   (1.17)%     (1.06)%**
Portfolio turnover rate                                       132%**         74%            6%          24%       33%          0%
Net assets, end of period (in thousands)                   $3,580       $ 3,989       $ 3,768      $ 5,508    $6,756      $  924
Ratios with no waivers of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                                2.65%**       2.70%         2.69%        2.57%     2.76%       8.67%**
 Net investment loss                                        (1.09%)**     (1.09%)       (1.22%)      (1.24%)   (1.53%)     (7.48%)**
Ratios with waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:                                                                             2.35%        2.44%     2.35%       2.25%**
 Net expenses                                                1.91%**       2.14%        (0.88%)      (1.11%)   (1.12%)     (1.06%)**
 Net investment loss                                        (0.35)%**     (0.53)%

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

 The accompanying notes are an integral part of these financial statements.  23

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Research Fund (the Fund), formerly Pioneer Core Equity, is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on August 3, 1999 and commenced operations on November 18, 1999. Prior to November 18, 1999, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the fund by Pioneer Funds Distributor, Inc. (PFD). The investment objective of the Fund is to seek long-term capital growth by investing primarily in domestic equity securities. Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income expenses and gain or loss on investments during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. At June 30, 2004, there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. There were no distributions paid during the year ended December 31, 2003.

    The following shows the components of accumulated losses on a federal income tax basis at December 31, 2003.

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      2003
--------------------------------------------------------------------------------
Undistributed ordinary income                                      $        --
Capital loss carryforward                                           (7,647,417)
Unrealized appreciation                                              1,228,810
                                                                   -----------
Total                                                              $(6,418,607)
--------------------------------------------------------------------------------

    The difference between book basis and tax basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Fund records sales and repurchases of its shares on trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned approximately $719 in underwriting commissions on the sale of Fund shares during the six months ended June 30, 2004.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% of the excess over $1 billion. PIM has voluntarily agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares. PIM may subsequently recover reimbursed expense (within three years of being incurred) from the Fund if its expense ratio of Class A shares is less than 1.75%. Effective June 16, 2003, PIM has further agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.15%

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

of the average daily net assets attributable to Class A shares. This additional waiver/subsidy is voluntary and may be revised or terminated at any time by PIM. The portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2004, $1,541 was payable to PIM related to management fees, administrative and certain other services and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of Unicredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $4,413 in transfer agent fees payable to PIMSS at June 30, 2004.

4.  Distribution Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $11,861 in distribution fees payable to PFD at June 30, 2004.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2004, CDSCs in the amount of $9,638 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2004, the Fund's expenses were reduced by $148 under such arrangements.

Pioneer Research Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                                International/Global Equity
Pioneer Fund                               Pioneer Emerging Markets Fund
Pioneer Balanced Fund                      Pioneer Europe Select Fund
Pioneer Equity Income Fund                 Pioneer Europe Fund
Pioneer Growth Shares                      Pioneer International Equity Fund
Pioneer Mid Cap Growth Fund                Pioneer International Value Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap                Fixed Income
 Growth Fund                               Pioneer America Income Trust
Pioneer Oak Ridge Small Cap                Pioneer Bond Fund
  Growth Fund                              Pioneer Global High Yield Fund
Pioneer Papp America-Pacific               Pioneer High Yield Fund
  Rim Fund                                 Pioneer Short Term Income Fund
Pioneer Papp Small and Mid Cap             Pioneer Strategic Income Fund
  Growth Fund                              Pioneer Tax Free Income Fund
Pioneer Papp Stock Fund
Pioneer Papp Strategic                     Money Market
  Growth Fund                              Pioneer Cash Reserves Fund**
Pioneer Real Estate Shares
Pioneer Research Fund*                     Fund of Funds
Pioneer Small Cap Value Fund               Pioneer Ibbotson Asset
Pioneer Small Company Fund                  Allocation Series
Pioneer Value Fund

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70 1/2 earning income. Individuals can contribute up to $3,000, or $3,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000, or $3,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $13,000 per year, or $16,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Employer contributions are required. The plan allows for the maximum deductible contribution up to $165,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $13,000, or $16,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------
Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 6 months from your redemption. Upon your request, the shares will be reinvested into your choice of any class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible wayto build a nest egg.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com


Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


[LOGO] PIONEER
       Investments(R)
Pioneer Investment Management, Inc.
60 State Street                                                    16052-00-0804
Boston, Massachusetts 02109             (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2004

* Print the name and title of each signing officer under his or her signature.